Organization and Principal Activities - Schedule of Subsidiaries (Details)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Founder Group Limited [Member]
Organization and Principal Activities - Schedule of Subsidiaries (Details) [Line Items]
Date of incorporation	May 18, 2023
Percentage of effective ownership
Place of incorporation	British Virgin Islands
Principal activities	Holding company
Founder Energy Sdn. Bhd. [Member]
Organization and Principal Activities - Schedule of Subsidiaries (Details) [Line Items]
Date of incorporation	Apr. 13, 2021
Percentage of effective ownership	100.00%	100.00%
Place of incorporation	Malaysia
Principal activities	Business of renewable energy activities and related business and activities of holding companies
Founder Energy (Singapore) Pte Ltd [Member]
Organization and Principal Activities - Schedule of Subsidiaries (Details) [Line Items]
Date of incorporation	May 27, 2022
Percentage of effective ownership	100.00%	100.00%
Place of incorporation	Singapore
Principal activities	Dormant
Founder Assets Sdn. Bhd. [Member]
Organization and Principal Activities - Schedule of Subsidiaries (Details) [Line Items]
Date of incorporation	Sep. 21, 2022
Percentage of effective ownership	100.00%	100.00%
Place of incorporation	Malaysia
Principal activities	Business in the investment of renewable energy project.